Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Opening defined benefit obligation	$ 92,575	$ 93,367	$ 80,015
Current service labor cost	9,459	7,233	6,754
Interest cost	8,344	7,365	6,463
Actuarial losses			135
New measurement (gains) / losses:
Actuarial (gains) losses resulting from changes in financial and demographic assumptions	2,602	(7,165)
Actuarial (gains) and losses arising from adjustments for actuarial experience		(8,225)
Ending defined benefit obligation	$ 112,980	$ 92,575	$ 93,367